Average Annual Total Returns{- Fidelity Flex Freedom Blend 2015 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2015 Fund	Fidelity Flex Freedom Blend 2015 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2015 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2015 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2015 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2015 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2015 Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	12.52%	8.58%	[1]	11.01%	6.87%	[1]	7.85%	6.14%	[1]	7.51%	4.79%	[1]	11.62%	8.54%	[1]

[1]	(a)From June 8, 2017